GLOBAL X FUNDS
(the "Trust")

Global X FTSE Nordic Region ETF (GXF) (the “Fund”)

SUPPLEMENT DATED OCTOBER 28, 2021
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI'') FOR THE ABOVE SERIES OF THE TRUST DATED OCTOBER 28, 2021, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus, Statutory Prospectus and SAI.

Until November 1, 2021, all references to the Fund's name and ticker symbol, listed below in the second column titled "Current Disclosure", are in effect for the Fund and supersede the name and ticker symbol included in the Fund's Summary Prospectus, Statutory Prospectus and SAI, listed in the third column in the table below:

	Current Disclosure	New Disclosure as of November 1, 2021
Fund Name	Global X FTSE Nordic Region ETF	Global X MSCI Norway ETF
Ticker Symbol	GXF	NORW

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE